401(k) Plan	12 Months Ended
Dec. 31, 2016
401(k) Plan
401(k) Plan	13. 401(k) Plan The Company sponsors a 401(k) defined contribution plan covering all employees. There were no employer contributions to the plan from plan inception through December 31, 2016.